Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Lifetime Income® III Portfolio
March 31, 2026
VIPFLI-III-NPRT1-0526
1.830300.120
Bond Funds - 51.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	402,701	3,684,714
Fidelity International Bond Index Fund (a)	110,108	1,007,488
Fidelity Long-Term Treasury Bond Index Fund (a)	106,080	975,936
VIP High Income Portfolio - Investor Class (a)	72,605	351,408
VIP Investment Grade Bond II Portfolio - Investor Class (a)	941,006	8,911,329
TOTAL BOND FUNDS (Cost $15,529,362)		14,930,875

Domestic Equity Funds - 25.4%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	2,828	332,921
VIP Contrafund Portfolio - Investor Class (a)	22,700	1,257,127
VIP Equity Income Portfolio - Investor Class (a)	33,538	1,000,450
VIP Growth & Income Portfolio - Investor Class (a)	42,592	1,384,667
VIP Growth Portfolio - Investor Class (a)	22,951	2,094,940
VIP Mid Cap Portfolio - Investor Class (a)	8,308	320,519
VIP Value Portfolio - Investor Class (a)	35,673	705,606
VIP Value Strategies Portfolio - Investor Class (a)	20,970	350,825
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,338,998)		7,447,055

International Equity Funds - 23.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	132,671	2,139,987
VIP Overseas Portfolio - Investor Class (a)	178,079	4,672,802
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,700,343)		6,812,789

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $107,227)	3.44	107,227	107,227

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $24,675,930)	29,297,946
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	29,297,947

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	252,394	51,281	12,271	-	254	41,263	332,921	2,828
Fidelity Inflation-Protected Bond Index Fund	3,718,921	169,327	215,355	-	(11,158)	22,979	3,684,714	402,701
Fidelity International Bond Index Fund	986,541	61,096	37,436	-	(435)	(2,278)	1,007,488	110,108
Fidelity Long-Term Treasury Bond Index Fund	1,408,568	12,409	436,578	11,373	(116,823)	108,360	975,936	106,080
VIP Contrafund Portfolio - Investor Class	1,279,681	90,716	31,394	13,746	69	(81,945)	1,257,127	22,700
VIP Emerging Markets Portfolio - Investor Class	1,981,502	225,002	117,101	33,982	37,508	13,076	2,139,987	132,671
VIP Equity Income Portfolio - Investor Class	1,037,852	10,900	74,777	9,103	15,443	11,032	1,000,450	33,538
VIP Government Money Market Portfolio - Investor Class	353,307	2,459	248,539	2,180	-	-	107,227	107,227
VIP Growth & Income Portfolio - Investor Class	1,424,454	42,519	58,902	16,999	1,064	(24,468)	1,384,667	42,592
VIP Growth Portfolio - Investor Class	2,122,971	135,630	48,299	-	(683)	(114,679)	2,094,940	22,951
VIP High Income Portfolio - Investor Class	364,736	9,386	22,695	-	(91)	72	351,408	72,605
VIP Investment Grade Bond II Portfolio - Investor Class	9,223,131	256,758	569,755	2,960	(15,935)	17,130	8,911,329	941,006
VIP Mid Cap Portfolio - Investor Class	325,621	14,996	34,367	2,405	2,198	12,071	320,519	8,308
VIP Overseas Portfolio - Investor Class	4,447,237	562,156	139,738	68,289	187	(197,040)	4,672,802	178,079
VIP Value Portfolio - Investor Class	724,679	23,315	65,100	7,896	3,769	18,943	705,606	35,673
VIP Value Strategies Portfolio - Investor Class	359,183	13,300	45,585	-	6,497	17,430	350,825	20,970
	30,010,778	1,681,250	2,157,892	168,933	(78,136)	(158,054)	29,297,946

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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